Equity-based compensation - Summary of information of options outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Novartis equity plan select, outside North America [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		426	500
Weighted average remaining contractual life of outstanding share options		3 years 3 months 18 days
Options outstanding, weighted average exercise price (in dollars per share)		$ 61.4	$ 61.1
Novartis equity plan select, outside North America [member] | Exercise Price Range, 45-55 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		32
Weighted average remaining contractual life of outstanding share options		21 days
Options outstanding, weighted average exercise price (in dollars per share)		$ 52.4
Novartis equity plan select, outside North America [member] | Exercise Price Range, 45-55 [member] | Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	$ 45
Novartis equity plan select, outside North America [member] | Exercise Price Range, 45-55 [member] | Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	55
Novartis equity plan select, outside North America [member] | Exercise Price Range, 56-66 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		394
Weighted average remaining contractual life of outstanding share options		3 years 6 months
Options outstanding, weighted average exercise price (in dollars per share)		$ 62.1
Novartis equity plan select, outside North America [member] | Exercise Price Range, 56-66 [member] | Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	56
Novartis equity plan select, outside North America [member] | Exercise Price Range, 56-66 [member] | Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	66
Novartis equity plan select, North America [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		1,288	1,800
Weighted average remaining contractual life of outstanding share options		3 years 6 months
Options outstanding, weighted average exercise price (in dollars per share)		$ 62.6	$ 62.5
Novartis equity plan select, North America [member] | Exercise Price Range, 45-55 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		30
Weighted average remaining contractual life of outstanding share options		18 days
Options outstanding, weighted average exercise price (in dollars per share)		$ 50.7
Novartis equity plan select, North America [member] | Exercise Price Range, 45-55 [member] | Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	45
Novartis equity plan select, North America [member] | Exercise Price Range, 45-55 [member] | Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	55
Novartis equity plan select, North America [member] | Exercise Price Range, 56-66 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares		1,258
Weighted average remaining contractual life of outstanding share options		3 years 7 months 6 days
Options outstanding, weighted average exercise price (in dollars per share)		$ 62.9
Novartis equity plan select, North America [member] | Exercise Price Range, 56-66 [member] | Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	56
Novartis equity plan select, North America [member] | Exercise Price Range, 56-66 [member] | Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (in dollars per share)	$ 66